Equity - issued capital	6 Months Ended
Dec. 31, 2024
Equity - issued capital [Abstract]
Equity - issued capital
Note 14. Equity - issued capital

	31 Dec 2024	30 Jun 2024	31 Dec 2024	30 Jun 2024
	Shares	Shares	$'000	$'000

Ordinary shares - fully paid	2,355,672,516	2,325,614,708	286,857	281,671

	Half year ended 31 Dec 2024 Number	Year ended 30 Jun 2024 Number	Half year ended 31 Dec 2024 $'000	Year ended 30 Jun 2024 $'000

Reconciliation of movement:
Balance at the beginning of the period	2,325,614,708	2,098,818,267	281,671	255,364
Exercise of unlisted options	-	357,710	-	54
Performance rights vested	30,057,808	12,836,169	5,186	1,892
Share issue costs from vesting of performance rights	-	-	-	(12)
Capital raise	-	213,602,562	-	25,141
Share issue costs from capital raise	-	-	-	(768)

Balance at the end of the financial period	2,355,672,516	2,325,614,708	286,857	281,671

Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Share buy-back
There is no current on-market share buy-back.